Debt Instruments - Breakdown by type of instrument (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt instruments asset
Debt Instruments
Financial assets	€ 191,124	€ 199,351	€ 191,312
Private fixed income
Debt Instruments
Financial assets	40,677	40,741	42,546
Private fixed income | Floating interest rate
Debt Instruments
Financial assets	13,721	13,756	11,818
Private fixed income | Fixed interest rate
Debt Instruments
Financial assets	14,209	18,535	26,341
Securitized mortgage bonds | Private fixed income
Debt Instruments
Financial assets	2,942	2,458	1,584
Other asset back bonds | Private fixed income
Debt Instruments
Financial assets	€ 9,805	€ 5,992	€ 2,803